UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C.  20549

                             FORM 13F

                       FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2002

Check here if Amendment  [   ] ; Amendment Number: _______
This Amendment (Check only one):[   ] is a restatement.
					  [   ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Pin Oak Investment Advisors, Inc.
Address:	4545 Post Oak Place
		Suite 310
		Houston, Texas  77027

13F File Number:	28-05631

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	J. Barrett Rouse
Title:	Vice President
Phone:	713-871-8300

Signature, Place, and Date of Signing:

J. Barrett Rouse	Houston, Texas	   April 25, 2002

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT.

[   ] 13F NOTICE.

[   ] 13F COMBINATION REPORT.

                      FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		 0

Form 13F Information Table Entry Total:  60

Form 13F Information Table Value Total:  $95,169

List of Other Included Managers:         NONE



FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
1/10 Berkshire Hthwy           COM              084670108     1849      260 SH       SOLE                      260
AOL Time Warner                COM              00184A105     1152    48715 SH       SOLE                    48715
Abbott Labs                    COM              002824100     1253    23820 SH       SOLE                    23820
American Express               COM              025816109     2220    54200 SH       SOLE                    54200
American Intl Group            COM              026874107     2845    39432 SH       SOLE                    39432
Amern Pwr Convers              COM              029066107      284    19200 SH       SOLE                    19200
Amsouth Bancorp                COM              032165102      375    17060 SH       SOLE                    17060
Anheuser Busch                 COM              035229103      639    12240 SH       SOLE                    12240
Applied Materials              COM              038222105     3063    56438 SH       SOLE                    56438
Bank of America                COM              060505104     2232    32815 SH       SOLE                    32815
Berkshire Hathaway             COM              084670207     1857      784 SH       SOLE                      784
Boeing                         COM              097023105      410     8500 SH       SOLE                     8500
Bristol Myers Squibb           COM              110122108     1801    44470 SH       SOLE                    44470
ChevronTexaco                  COM              166764100      339     3757 SH       SOLE                     3757
Cisco Systems Inc              COM              17275R102     1664    98262 SH       SOLE                    98262
Citigroup                      COM              172967101     2510    50688 SH       SOLE                    50688
Coca Cola                      COM              191216100     2705    51766 SH       SOLE                    51766
Colgate-Palmolive              COM              194162103     1006    17600 SH       SOLE                    17600
Compaq                         COM              204493100      592    56640 SH       SOLE                    56640
Crescent Real Est              COM              225756105      376    19400 SH       SOLE                    19400
Dell Computer Corp             COM              247025109     1812    69414 SH       SOLE                    69414
Disney, Walt Hldg Co           COM              254687106      977    42332 SH       SOLE                    42332
E I duPont                     COM              263534109      219     4647 SH       SOLE                     4647
EMC Corp                       COM              268648102      711    59675 SH       SOLE                    59675
El Paso Corporation            COM              28336L109      289     6563 SH       SOLE                     6563
Exxon Mobil Corp               COM              30231G102     3902    89029 SH       SOLE                    89029
First Data Corp                COM              319963104      407     4662 SH       SOLE                     4662
GATX Corporation               COM              361448103     1258    39550 SH       SOLE                    39550
General Electric               COM              369604103     3568    95264 SH       SOLE                    95264
Gillette                       COM              375766102     2024    59521 SH       SOLE                    59521
Home Depot Inc                 COM              437076102     3280    67476 SH       SOLE                    67476
Intel                          COM              458140100     3616   118904 SH       SOLE                   118904
Intl Business Mach             COM              459200101     2309    22200 SH       SOLE                    22200
JP Morgan Chase                COM              616880100      757    21238 SH       SOLE                    21238
Johnson & Johnson              COM              478160104     3349    51560 SH       SOLE                    51560
Jupiter Media Metrix           COM              48206U104        2    11467 SH       SOLE                    11467
Kraft Foods Inc                COM              50075N104     2118    54800 SH       SOLE                    54800
McDonald's                     COM              580135101      362    13050 SH       SOLE                    13050
Merck                          COM              589331107     3113    54062 SH       SOLE                    54062
Microsoft Corp                 COM              594918104     1568    26000 SH       SOLE                    26000
Motorola Inc                   COM              620076109      458    32275 SH       SOLE                    32275
Nike Inc                       COM              654106103      237     3950 SH       SOLE                     3950
Pepsico                        COM              713448108     2966    57600 SH       SOLE                    57600
Pfizer                         COM              717081103     3742    94160 SH       SOLE                    94160
Philip Morris                  COM              718154107      475     9010 SH       SOLE                     9010
Procter & Gamble Co            COM              742718109     3090    34302 SH       SOLE                    34302
Qualcomm Inc                   COM              747525103     1359    36117 SH       SOLE                    36117
Southwest Bancorp              COM              84476R109     1633    48974 SH       SOLE                    48974
Sun Microsystems               COM              866810104       98    11100 SH       SOLE                    11100
Texas Instruments              COM              882508104     1520    45910 SH       SOLE                    45910
Tyco Intl Ltd New              COM              902124106     1257    38904 SH       SOLE                    38904
Tyson Foods                    COM              902494103     1498   120000 SH       SOLE                   120000
Walmart                        COM              931142103     3580    58412 SH       SOLE                    58412
Washington Mutual              COM              939322103     2453    74035 SH       SOLE                    74035
Weingarten Realty              COM              948741103      452     8800 SH       SOLE                     8800
Worldcom Inc                   COM              55268B106      191    28300 SH       SOLE                    28300
Wyeth                          COM              983024100      220     3358 SH       SOLE                     3358
BP PLC ADR                     SPONS.ADR        055622104     1771    33346 SH       SOLE                    33346
Nokia Corp ADR                 SPONS.ADR        654902204     1069    51540 SH       SOLE                    51540
Royal Dutch Pet                SPONS.ADR        780257804     2287    42100 SH       SOLE                    42100